ALLIANCE MUNICIPAL TRUST -CALIFORNIA PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-110.8%
          CALIFORNIA-108.0%
          ABAG FINANCE AUTHORITY COP
          (Harker School Foundation)
          Series '98 VRDN (a)
$ 3,000   1/01/23                                  3.15%      $3,000,000
          ALAMEDA COUNTY IDA
          (Dicon Fiberoptics Project)
          Series '97A AMT VRDN (a)
  1,725   5/01/03                                  3.50        1,725,000
          ALAMEDA COUNTY IDA
          (Heat & Control Inc. Project)
          Series '95A AMT VRDN (a)
  5,100   11/01/25                                 3.55        5,100,000
          ALAMEDA COUNTY IDA
          (JMS Family Partnership Project)
          Series '95A AMT VRDN (a)
  2,930   10/01/25                                 3.55        2,930,000
          ALAMEDA COUNTY IDA
          (Ream Enterprises Project)
          Series A AMT VRDN (a)
  1,925   11/01/20                                 3.55        1,925,000
          BERKELEY UNIFIED SCHOOL DISTRICT TAN
  4,000   6/30/99                                  3.57        4,016,560
          CALIFORNIA COUNTY IDR
          (S&P Investment Project)
          AMT VRDN (a)
  1,095   9/01/08                                  3.45        1,095,000
          CALIFORNIA ECONOMIC
          DEVELOPMENT AUTHORITY
          (Marko Foam Products Inc.)
          Series '96 AMT VRDN (a)
  2,900   10/01/26                                 4.05        2,900,000
          CALIFORNIA ECONOMIC
          DEVELOPMENT FINANCE AUTHORITY
          (Inland Empire Venture L.L.C.)
          Series '95 AMT VRDN (a)
  2,300   7/01/25                                  3.55        2,300,000
          CALIFORNIA ECONOMIC
          DEVELOPMENT FINANCE AUTHORITY
          (Valley Plating Works Inc.)
          Series '95 AMT VRDN (a)
  5,925   10/01/20                                 4.10        5,925,000
          CALIFORNIA HFA
          (Adventist Health System)
          Series '91A VRDN (a)
  9,800   8/01/21                                  3.20        9,800,000
          CALIFORNIA HFA MFHR
          Series '97B AMT VRDN (a)
  2,100   8/01/39                                  3.25        2,100,000
          CALIFORNIA HFA SFMR
          (Home Mortgage Revenue)
          Series '96J AMT PPB (a)
  5,425   8/01/28                                  3.95        5,425,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Athens Disposal Co., Inc. Project)
          Series '95A AMT VRDN (a)
  4,900   1/01/16                                  3.25        4,900,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Browning-Ferris Industries)
          Series '97B AMT VRDN (a)
  2,500   9/01/17                                  3.15        2,500,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Burrtec Waste Industries)
          Series '98A AMT VRDN (a)
$ 2,000   5/01/05                                  3.25%      $2,000,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Burrtec Waste Project)
          Series '97B AMT VRDN (a)
  2,000   7/01/12                                  3.25        2,000,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Burrtec Waste Project)
          Series A AMT VRDN (a)
  2,900   10/01/02                                 3.25        2,900,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (California Waste Recovery Project)
          Series '96A AMT VRDN (a)
  1,710   10/01/06                                 3.25        1,710,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Calsan Inc. Project)
          Series '96A AMT VRDN (a)
  4,860   12/01/11                                 3.25        4,860,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Colmac Energy Project)
          Series B AMT VRDN (a)
  1,100   12/01/16                                 3.15        1,100,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Contra Costa Waste Services)
          Series A AMT VRDN (a)
  4,325   12/01/10                                 3.20        4,325,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (CR & R Inc. Project)
          Series '95A AMT VRDN (a)
  2,195   10/01/10                                 3.25        2,195,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Edco Disposal Corp. Project)
          Series '96A AMT VRDN (a)
  3,000   10/01/16                                 3.25        3,000,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Gilton Solid Waste Management)
          Series '95A AMT VRDN (a)
  2,400   12/01/05                                 3.30        2,400,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Greenteam of San Jose Project)
          Series '97A AMT VRDN (a)
  4,805   8/01/12                                  3.25        4,805,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (New United Motor Manufacturing)
          Series '98A AMT VRDN (a)
  2,000   4/01/18                                  4.15        2,000,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Pacific Electric & Gas)
          Series '97B AMT VRDN (a)
 11,800   11/01/26                                 3.40       11,800,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Sanger Project)
          Series A AMT VRDN (a)
  3,300   9/01/20                                  3.15        3,300,000


2



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Santa Clara Valley Industries)
          Series '98A VRDN (a)
$ 2,000   3/01/18                                  3.20%      $2,000,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Santa Fe Geothermal Inc.)
          Series '83 VRDN (a)
  2,400   9/01/13                                  3.65        2,400,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Southern California Edison)
          Series '86B VRDN (a)
  1,700   2/28/08                                  3.45        1,700,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          (Western Waste Project)
          Series '94A AMT VRDN (a)
  1,400   10/01/06                                 3.70        1,400,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          Res Rec.:(Burney Forest Project)
          Series '88A AMT VRDN (a)
 10,900   9/01/20                                  3.70       10,900,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY
          Res. Rec. : (Colmac Energy Project)
          Series '90A AMT VRDN (a)
  2,300   12/01/16                                 3.15        2,300,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY PCR
          (Sanifill Inc. Project)
          Series '94A AMT VRDN (a)
    300   8/01/07                                  3.30          300,000
          CALIFORNIA POLLUTION
          CONTROL FINANCE AUTHORITY PCR
          (Southern California Edison)
          Series '86B VRDN (a)
  1,000   2/28/08                                  3.45        1,000,000
          CALIFORNIA SCHOOL CASH
          RESERVE PROGRAM AUTHORITY
          Series '97A
 10,000   7/02/98                                  3.77       10,000,241
          CALIFORNIA SCHOOL CASH
          RESERVE PROGRAM AUTHORITY
          Series '98A
 10,000   7/02/99                                  3.74       10,073,200
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Artefex Project) Series '97E
          AMT VRDN (a)
  2,575   7/01/17                                  3.75        2,575,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Chino Basin Municipal
          Water Project)
          Series '90 AMT VRDN (a)
  3,945   8/01/10                                  3.25        3,945,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Contech Construction)
          Series '89 AMT VRDN (a)
  1,320   5/01/09                                  3.45        1,320,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Housing Aegis of Aptos Project)
          Series '98 Y VRDN (a)
  2,450   6/01/33                                  3.55        2,450,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Kennerly-Spratling Project)
          Series '95A AMT VRDN (a)
$ 2,760   6/01/20                                  3.40%      $2,760,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Lance Camper Project)
          Series '94B AMT VRDN (a)
  3,530   12/01/14                                 3.40        3,530,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Lesaint Limited Partners)
          Series '98B VRDN (a)
  2,800   3/01/18                                  3.55        2,800,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Pacific Bearings Company Project)
          Series '96L AMT VRDN (a)
  2,305   10/01/06                                 3.75        2,305,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Primary Color Project)
          Series '97F AMT VRDN (a)
  2,315   7/01/04                                  3.75        2,315,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (S.V.D.P. Management
          Inc. Project) VRDN (a)
  2,000   2/01/28                                  4.00        2,000,000
          CALIFORNIA STATEWIDE
          COMMUNITY DEVELOPMENT AUTHORITY
          (Tri-Valley Growers Project)
          Series '95E AMT VRDN (a)
  5,500   12/01/10                                 3.25        5,500,000
          CALIFORNIA STATEWIDE
          ECONOMIC DEVELOPMENT AUTHORITY
          (Pioneer Converting Inc.)
          AMT VRDN (a)
  1,970   4/01/16                                  3.55        1,970,000
          CHULA VISTA IDR
          (Sutherland/Palumbo Project)
          AMT VRDN (a)
  3,000   12/01/21                                 4.10        3,000,000
          CITY OF WEST HOLLYWOOD
          PUBLIC FACILITIES CORP. COP
          Series '98 VRDN (a)
  3,360   2/01/25                                  3.90        3,360,000
          COMMERCE JOINT POWERS
          (Precision Wire Productions)
          AMT VRDN (a)
  2,355   11/01/14                                 3.55        2,355,000
          CONTRA COSTA COUNTY MFHR
          (Delta Square Project)
          Series A VRDN (a)
  4,500   8/01/07                                  3.50        4,500,000
          FAIRFIELD IDA
          (Aitchison Family Partnership)
          VRDN (a)
  1,700   4/01/12                                  3.55        1,700,000
          FOOTHILL EASTERN
          TRANSPORTATION AUTHORITY
          (California Toll Road Revenue)
          Series Y VRDN (a)
  2,000   1/02/35                                  3.00        2,000,000
          GILROY UNIFIED SCHOOL
          DISTRICT TAN
  5,000   6/30/99                                  3.57        5,020,700
          HUNTINGTON PARK COMMUNITY
          REDEVELOPMENT AGENCY
          (Personal Storage I) VRDN (a)
    140   11/15/17                                 4.50          140,000


4



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          INDIO HOUSING AUTHORITY MFHR
          (Olive Courts Apts.)
          Series '96 AMT VRDN (a)
$   500   12/01/26                                 3.65%     $   500,000
          INDIO HOUSING AUTHORITY MFHR
          (Smoketree Apts.)
          Series A VRDN (a)
  9,575   12/01/07                                 3.85        9,575,000
          IRVINE ASSESSMENT DISTRICT
          Series '85-7 VRDN (a)
  9,300   9/02/11                                  3.20        9,300,000
          IRVINE CAPITAL
          IMPROVEMENT AUTHORITY
          (Public Facilities and
          Infrastructure) VRDN (a)
  2,400   11/01/10                                 3.20        2,400,000
          KERN COUNTY TRAN
          Board of Education
          Series '97
  7,500   7/07/98                                  3.92        7,500,684
          LONG BEACH
          Res. Rec.: (Southeast
          Facility Lease Rev.)
          Series '95B AMT VRDN (a)
 30,300   12/01/18                                 4.45       30,300,000
          LOS ANGELES COUNTY COP
          (Belmont Learning Complex)
          Series '97A VRDN (a)
  1,500   12/01/17                                 3.20        1,500,000
          LOS ANGELES COUNTY
          HOUSING AUTHORITY MFHR
          (Diamond Park Apts. Project)
          Series '87A AMT VRDN (a)
  1,400   2/01/09                                  3.30        1,400,000
          LOS ANGELES COUNTY
          HOUSING AUTHORITY MFHR
          (Sand Canyon Village Project)
          Series '89A AMT VRDN (a)
  4,200   11/01/09                                 4.45        4,200,000
          LOS ANGELES COUNTY
          HOUSING AUTHORITY MFHR
          (Valencia Village Project)
          Series '84 VRDN (a)
 10,000   10/01/14                                 3.40       10,000,000
          LOS ANGELES COUNTY
          UNIFIED SCHOOL DISTRICT TRAN
 13,000   10/01/98                                 3.43       13,034,450
          MODESTO COUNTY SCHOOL DISTRICT
          (Capital Facilities)
          Series '91 VRDN (a)
  2,755   8/01/11                                  3.15        2,755,000
          MONROVIA REDEVELOPMENT AGENCY
          (Holiday Inn Hotel Project)
          Series '84 VRDN (a)
  4,300   12/01/14                                 3.70        4,300,000
          OAKLAND IDA
          (Allen Temple Family Life)
          Series '97A VRDN (a)
  3,100   8/01/27                                  3.30        3,100,000
          OCEANSIDE HOUSING AUTHORITY MFHR
          (Riverview Springs Apts.)
          Series '90A AMT VRDN (a)
 16,800   7/01/20                                  3.75       16,800,000
          ORANGE COUNTY AIRPORT REVENUE
          MBIA
  3,000   7/01/98                                  5.00        3,000,000
          ORANGE COUNTY HOUSING
          AUTHORITY MFHR
          (Alicia Viejo Project)
          Series '86A AMT VRDN (a)
    290   12/01/16                                 3.75          290,000
          ORANGE COUNTY HOUSING
          AUTHORITY MFHR
          (Vintage Woods Apts.)
          Series '84E VRDN (a)
  5,700   11/01/08                                 4.10        5,700,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          PANAMA-BUENA VISTA
          (Unified School District Capital
          Improvement Financing Project)
          VRDN (a)
$ 5,000   6/01/24                                  4.10%      $5,000,000
          PARAMOUNT COUNTY UNIFIED
          SCHOOL DISTRICT TRAN
  5,000   10/01/98                                 3.43        5,013,250
          PETALUMA HOUSING AUTHORITY MFHR
          (Oakmont at Petaluma)
          Series '96A AMT VRDN (a)
  1,000   4/01/26                                  3.55        1,000,000
          PLEASANT HILL REDEVELOPMENT
          AGENCY MFHR
          (Chateau III Project)
          Series '96A AMT VRDN (a)
  2,260   8/01/26                                  3.45        2,260,000
          REDONDO BEACH REDEVELOPMENT
          AGENCY MFHR
          (McCandless Housing Project)
          Series '95A VRDN (a)
  3,640   12/01/25                                 3.45        3,640,000
          RIVERSIDE COUNTY IDR
          (Advanced Business Forms)
          Series '89 AMT VRDN (a)
  1,400   4/05/14                                  3.15        1,400,000
          RIVERSIDE COUNTY IDR
          (Cryogenic Partners)
          Series '89 AMT VRDN (a)
  1,400   7/05/14                                  3.15        1,400,000
          RIVERSIDE COUNTY IDR
          (Riverfront Cresteel Project)
          Series '89 AMT VRDN (a)
  2,750   4/01/09                                  3.15        2,750,000
          ROSEVILLE COUNTY HIGH
          SCHOOL DISTRICT COP
          (Northwest Roseville Land Project)
          Series '91 VRDN (a)
  3,220   8/01/06                                  3.15        3,220,000
          SACRAMENTO CITY
          FINANCING AUTHORITY BAN
          (California EPA Building)
          Series '98A
 13,000   12/15/98                                 3.55       13,000,000
          SACRAMENTO COUNTY HFA MFHR
          (Grouse Run Apts.)
          Series '90 VRDN (a)
  6,500   6/01/10                                  3.05        6,500,000
          SAN BERNARDINO COUNTY
          HOUSING AUTHORITY MFHR
          (Mountain View Apts.)
          Series '97A VRDN (a)
  6,000   3/01/27                                  3.30        6,000,000
          SAN DIEGO UNIFIED SCHOOL
          DISTRICT TRAN
 15,000   10/01/98                                 3.43       15,039,750
          SAN DIMAS COMMUNITY
          REDEVELOPMENT AGENCY
          (San Dimas Commerce Center)
          Series '83 VRDN (a)
    110   12/01/13                                 3.70          110,000
          SAN JOSE REDEVELOPMENT AGENCY MFHR
          (San Fernando Apts.)
          Series '98A AMT VRDN (a)
 10,000   12/01/28                                 3.45       10,000,000
          SAN LUIS OBISPO COUNTY TRAN
 10,500   7/07/99                                  3.56       10,569,720
          SANTA ANA UNIFIED
          SCHOOL DISTRICT COP
          Series '90 VRDN (a)
  1,000   7/01/15                                  3.10        1,000,000
          SANTA FE SPRINGS IDR
          (Metal Center Inc. Project)
          Series '89A AMT VRDN (a)
  2,500   7/01/14                                  3.30        2,500,000


6



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          SIMI VALLEY HOUSING
          AUTHORITY MFHR
          (Shadowridge Apts.)
          Series '89 VRDN (a)
$ 5,000   9/01/19                                  3.50%     $ 5,000,000
          STANISLAUS COUNTY GO TRAN
          Series '97
 10,000   7/09/98                                  3.94       10,001,200
          TRIUNFO COUNTY
          Sanitation District Revenue
          VRDN (a)
  1,000   6/01/19                                  3.20        1,000,000
          UPLAND COMMUNITY
          REDEVELOPMENT AGENCY MFHR
          (Northwoods 156)
          Series A VRDN (a)
  5,850   3/01/14                                  3.30        5,850,000
          UPLAND COMMUNITY
          REDEVELOPMENT AGENCY MFHR
          (Northwoods 168)
          Series B VRDN (a)
  3,235   3/01/14                                  3.30        3,235,000
          VALLECITOS WATER DISTRICT
          (Twin Oaks Reservoir Project)
          Series '98 VRDN (a)
  3,265   7/01/30                                  3.00        3,265,000
          VENTURA COUNTY TRAN
          Series '97
 10,000   7/01/98                                  3.90       10,000,000
                                                            -------------
                                                             456,064,755

          PUERTO RICO-2.8%
          PUERTO RICO GOVERNMENT
          DEVELOPMENT BANK
          Series '85 MBIA VRDN (a)
  7,000   12/01/15                                 3.15        7,000,000
          PUERTO RICO HIGHWAY &
          TRANSPORTATION
          Series '98A AMBAC VRDN (a)
  5,000   7/01/28                                  3.00        5,000,000
                                                            -------------
                                                              12,000,000

          TOTAL INVESTMENTS-110.8%
          (amortized cost $468,064,755)                      468,064,755
          Other assets less liabilities-(10.8%)              (45,600,564)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          422,488,191 shares outstanding)                   $422,464,191


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American Municipal Bond Assurance Corporation
     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     COP   Certificate of Participation
     GO    General Obligation
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDR   Industrial Development Revenue
     MBIA  Municipal Bond Investors Assurance
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SFMR  Single Family Mortgage Revenue
     TAN   Tax Anticipation Note
     TRAN  Tax & Revenue Anticipation Note

     See notes to financial statements.


7



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $14,788,489

EXPENSES
  Advisory fee (Note B)                              $2,016,456
  Distribution assistance and
    administrative service (Note C)                   1,448,480
  Transfer agency (Note B)                              227,743
  Custodian fees                                        104,926
  Printing                                               46,731
  Audit and legal fees                                   25,191
  Registration fees                                      22,962
  Trustees' fees                                          3,014
  Miscellaneous                                           4,242
  Total expenses                                      3,899,745
  Less: fee waiver                                      (25,195)
  Net expenses                                                        3,874,550

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $10,913,939



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                   JUNE 30,1998   JUNE 30,1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 10,913,939   $  9,627,307
  Net realized gain on investment transactions               -0-            99
  Net change in unrealized appreciation
    of investments                                           -0-          (114)
  Net increase in net assets from operations         10,913,939      9,627,292

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                             (10,913,939)    (9,627,307)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              65,315,989     59,285,776
  Total increase                                     65,315,989     59,285,761

NET ASSETS
  Beginning of year                                 357,148,202    297,862,441
  End of year                                      $422,464,191   $357,148,202


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to November 19, 1997 for expenses exceeding .93% of its average daily net assets and from May 6, 1998 to June 30, 1998 for expenses exceeding .92% of its average daily net assets. No reimbursement was required for the year ended June 30, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $119,875 for the year ended June 30, 1998.


9



NOTES TO FINANCIAL STATEMENTS(CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $1,008,228, of which $25,195 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $440,252, of which $94,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $24,000, of which $6,135 expires in 2000, $13,804 expires in 2002, $3,239 expires in 2003 and $822 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $422,488,191. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED      YEAR ENDED
                                                   JUNE 30,        JUNE 30,
                                                     1998            1997
                                               ---------------  ---------------
Shares sold                                     1,649,193,927    1,497,181,205
Shares issued on reinvestments of dividends        10,913,939        9,627,307
Shares redeemed                                (1,594,791,877)  (1,447,522,736)
Net increase                                       65,315,989       59,285,776


10



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .027         .027         .029         .027         .018

LESS: DIVIDENDS
Dividends from net investment income           (.027)       (.027)       (.029)       (.027)       (.018)
Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           2.74%        2.76%        2.91%        2.78%        1.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $422,464     $357,148     $297,862     $236,479     $219,673
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .96%         .93%         .93%         .93%         .93%
  Expenses, before waivers and
    reimbursements                               .97%         .96%         .94%        1.01%        1.02%
  Net investment income (a)                     2.71%        2.73%        2.86%        2.75%        1.82%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


11



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO

We have audited the accompanying statement of net assets of the California Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


12



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACAAR